Financial Expenses, Net - Schedule of Financial Expenses, Net (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Expenses, Net [Abstract]
Interest expenses to related parties	₪ 117,559	₪ 74,134
Interest income from loans granted	(34,355)	(4,215)
Foreign exchange differences	(281)	9,573
Others and banks fees	11,457	4,845
Total	₪ 94,380	₪ 84,337